Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	BDO AG
Auditor Firm ID	5988
Auditor Location	Zurich, Switzerland
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Altamira Therapeutics Ltd and subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of profit or (loss) and comprehensive income/(loss), changes in equity and cash flows for the year ended December 31, 2024 and 2023, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

We have also audited the retrospective adjustments to the 2022 consolidated financial statements to apply the effects of the discontinued operations, the reverse share split, and the change in presentation currency, as described in Notes 2, 14 and 26. In our opinion, such retrospective adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2022 consolidated financial statements of the Company other than with respect to these retrospective adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2022 financial statements taken as a whole.